LEASES - Weighted-Average Remaining Term and Discount Rate (Details)	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Remaining lease term (in years)	7 years 2 months 12 days	8 years
Discount rate (as a percent)	4.97%	4.82%